Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000022588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Growth Portfolio (Series NAV/JAIZX)
Average Annual Return, Percent	10.89%	6.32%	6.28%
C000022590 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Growth Portfolio (Series II/JAJAX)
Average Annual Return, Percent	10.57%	6.05%	6.02%
C000022589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Growth Portfolio (Series I/JELGX)
Average Annual Return, Percent	10.82%	6.26%	6.22%
C000022594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Balanced Portfolio (Series I/JELBX)
Average Annual Return, Percent	9.72%	4.61%	5.52%
C000022595 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Balanced Portfolio (Series II/JAJRX)
Average Annual Return, Percent	9.51%	4.41%	5.31%
C000022593 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Balanced Portfolio (Series NAV/JAIYX)
Average Annual Return, Percent	9.87%	4.69%	5.58%
C000022598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Moderate Portfolio (Series NAV/JAIVX)
Average Annual Return, Percent	9.34%	3.78%	5.11%
C000022600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Moderate Portfolio (Series II/JAIWX)
Average Annual Return, Percent	9.06%	3.53%	4.85%
C000022599 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Moderate Portfolio (Series I/JELMX)
Average Annual Return, Percent	9.25%	3.73%	5.06%
C000022604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Conservative Portfolio (Series I/JELCX)
Average Annual Return, Percent	8.84%	0.95%	3.09%
C000022605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Conservative Portfolio (Series II/JAISX)
Average Annual Return, Percent	8.63%	0.76%	2.89%
C000022603 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Volatility Conservative Portfolio (Series NAV/JAIUX)
Average Annual Return, Percent	8.91%	1.00%	3.14%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar U S Moderate Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Average Annual Return, Percent	14.60%	7.54%	8.88%
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Aggressive Target Allocation Index
Average Annual Return, Percent	17.72%	9.40%	10.51%
Thirty Bloomberg U S Aggregate Bond Index 21 MSCI EAFE Index 49 Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index
Average Annual Return, Percent	17.07%	8.27%	9.47%
Fifty Bloomberg U S Aggregate Bond Index 15 MSCI EAFE Index 35 Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index
Average Annual Return, Percent	14.25%	5.80%	7.39%
Sixty Bloomberg U S Aggregate Bond Index 12 MSCI EAFE Index 28 Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index
Average Annual Return, Percent	12.84%	4.56%	6.33%
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Conservative Target Allocation Index
Average Annual Return, Percent	12.35%	5.00%	6.53%
Morningstar U S Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Conservative Target Allocation Index
Average Annual Return, Percent	9.61%	2.99%	4.67%
Eighty Bloomberg U S Aggregate Bond Index 6 MSCI EAFE Index 14 Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index
Average Annual Return, Percent	10.06%	2.10%	4.19%